Financial assets and other receivables - Factoring of trade receivables (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 02, 2020 EUR (€)	Feb. 28, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Repaid			$ 456,506	$ 919,932	$ 671,467
Borrowings			46,548	77,833
Finance costs			38,793	61,015	$ 149,189
Factoring of receivables
Disclosure of financial assets [line items]
Upfront Cash Consideration			431,274	895,264
Cash consideration advanced for the financing facility	€ 60,000	$ 30,000
Percentage of accounts receivable	10.00%
Repaid			454,576	918,070
Borrowings			30,683	60,976
Bad debt losses | €	€ 5,000
Accounts receivables			35,504	80,112
Finance costs			$ 2,568	$ 3,426
Receivable service fee		0.25%
Financing closing fees		0.25%
Annual renewal fee percentage		0.25%
Factoring of receivables | Minimum
Disclosure of financial assets [line items]
Percentage of annual agent fee	0.18%
Factoring of receivables | Maximum
Disclosure of financial assets [line items]
Percentage of annual agent fee	0.25%
Factoring of receivables | EURIBOR.
Disclosure of financial assets [line items]
Financing cost percentage		1.00%